Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Shareholders granted amount			$ 1,600,000
Total amount of grants received	$ 285,204
Payments for royalities	$ 7,301
Total project amounts (in Shares) | shares	1,314,024	1,314,024
Approximately project amount	$ 373,408
Approximately total budget for the project	$ 246,449
Stock Issued During Period, Shares, Acquisitions (in Shares) | shares	391,916	391,916
Stock Issued During Period, Value, Acquisitions	$ 111,371
Total research and development income	$ 98,138	₪ 345,347
Israeli Innovation Authority Grants [Member]
Commitments and Contingencies (Details) [Line Items]
Grants percentage	66.00%
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Long-term restricted deposits	$ 33,569
Payment to IIA	3.00%	3.00%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Payment to IIA	5.00%	5.00%